CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Continental Income Fund, Inc. (1933 Act File No. 2-36008; 1940 Act File No. 811-2008) ("Registrant") hereby certifies that (a) the form of Prospectus that would have been filed under Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 66 ("Amendment No. 66") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) the text of Amendment No. 66 was filed electronically.

WADDELL & REED ADVISORS
CONTINENTAL INCOME FUND, INC.

Dated: November 5, 2004	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel